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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY  10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Wendy Skjerven           St. Paul, Minnesota   February 12, 2013
   -------------------------------   -------------------   -----------------
             [Signature]                    [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   39
                                        --------------------

Form 13F Information Table Value Total:              365,967
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number   Name

    01        28-29                  ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------   ------------------------------------------

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                           FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES   SH/ PUT/ INVESTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN CALL DSCRETN  MANAGERS SOLE   SHARED   NONE
AT&T INC                        COMM           00206R102      455    13,500 SH        SHARED                   13,500
ATRICURE INC                    COMM           04963C209       15     2,156 SH        SHARED                    2,156
AUTONATION INC                  COMM           05329W102    9,997   251,810 SH        SHARED                  251,810
BAYTEX ENERGY CORP              COMM           07317Q105    1,278    29,800 SH        SHARED                   29,800
BOARDWALK PIPELINE PARTNERS LP  COMM           096627104   11,935   479,300 SH        SHARED                  479,300
BUCKEYE PARTNERS LP             COMM           118230101      885    19,500 SH        SHARED                   19,500
CANADIAN NATIONAL RAILWAY       COMM           136375102    2,222    24,600 SH        SHARED                   24,600
CANADIAN PACIFIC RAILWAY        COMM           13645T100    2,795    27,700 SH        SHARED                   27,700
CENOVUS ENERGY INC              COMM           15135U109    1,665    50,000 SH        SHARED                   50,000
DUKE ENERGY                     COMM           26441C204    2,639    41,362 SH        SHARED                   41,362
EL PASO PIPELINE PARTNERS LP    COMM           283702108   14,629   395,700 SH        SHARED                  395,700
ENBRIDGE INC                    COMM           29250N105    2,934    68,200 SH        SHARED                   68,200
ENBRIDGE ENERGY PARTNERS LP     COMM           29250R106   24,507   878,400 SH        SHARED                  878,400
ENTERPRISE PRODUCTS PARTNERS LP COMM           293792107   48,699   972,416 SH        SHARED                  972,416
FIDELITY NATIONAL INFORMATION   COMM           31620M106      397    11,400 SH        SHARED                   11,400
HOMEAWAY INC                    COMM           43739Q100       70     3,201 SH        SHARED                    3,201
IMPERVA INC                     COMM           45321L100      222     7,044 SH        SHARED                    7,044
KINDER MORGAN MANAGEMENT LLC    COMM           49455U100   33,901   449,247 SH        SHARED                  449,247
MAGELLAN MIDSTREAM PARTNERS LP  COMM           559080106   43,328 1,003,200 SH        SHARED                1,003,200
MARKWEST ENERGY PARTNERS LP     COMM           570759100    5,866   115,000 SH        SHARED                  115,000
NATL WESTMINSTER BK PLC SER
 C 7.76%                        PREF           638539882    9,912   400,000 SH        SHARED                  400,000
NUSTAR ENERGY LP                COMM           67058H102    5,357   126,100 SH        SHARED                  126,100
ONEOK PARTNERS LP               COMM           68268N103   27,994   518,500 SH        SHARED                  518,500
ORCHARD SUPPLY HARDWARE CORP    COMM           685691404       99    13,383 SH        SHARED                   13,383
PANDORA MEDIA INC               COMM           698354107      216    23,574 SH        SHARED                   23,574
PEMBINA PIPELINE CORP           COMM           706327103    2,996   105,287 SH        SHARED                  105,287
PLAINS ALL AMER PIPELINE LP     COMM           726503105   44,308   979,400 SH        SHARED                  979,400
ROYAL BK OF SCOTLAND PLC PFD
 6.25% SER P                    PREF           780097762    1,786    80,000 SH        SHARED                   80,000
SEARS HOLDINGS CORP             COMM           812350106    6,005   145,184 SH        SHARED                  145,184
SOUTHERN COMPANY                COMM           842587107    4,795   112,000 SH        SHARED                  112,000
SPECTRA ENERGY PARTNERS LP      COMM           84756N109    3,092    99,000 SH        SHARED                   99,000
SUNCOR ENERGY INC               COMM           867224107    1,197    36,600 SH        SHARED                   36,600
SUNOCO LOGISTICS PARTNERS LP    COMM           86764L108   12,532   252,000 SH        SHARED                  252,000
SYNAGEVA BIOPHARMA CORP         COMM           87159A103      141     3,055 SH        SHARED                    3,055
TRANSCANADA CORP                COMM           89353D107      804    17,100 SH        SHARED                   17,100
UBIQUITI NETWORKS INC           COMM           90347A100      105     8,682 SH        SHARED                    8,682
VERIZON COMMUNICATIONS INC      COMM           92343V104    1,212    28,000 SH        SHARED                   28,000
XCEL ENERGY INC                 COMM           98389B100    5,128   192,000 SH        SHARED                  192,000
ALTERRA CAPITAL HOLDINGS LTD    COMM           G0229R108   29,849 1,058,833 SH        SHARED                1,058,833